Changes in associates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Initial balances	$ 826,360	$ 1,026,910
Share of net income from investment in associate	1,288,357	(200,550)
Contributions cash	323,078
At the end of the year	2,437,795	826,360
C a [member]
IfrsStatementLineItems [Line Items]
Initial balances	662,853	665,991
Share of net income from investment in associate	760,117	(3,138)
Contributions cash	323,078
At the end of the year	1,746,048	662,853
Us [member]
IfrsStatementLineItems [Line Items]
Initial balances	163,507	360,919
Share of net income from investment in associate	528,240	(197,412)
Contributions cash
At the end of the year	$ 691,747	$ 163,507